Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,035,585
Amortization	603,263
Balance to be amortized	432,322	R$ 468,488
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	434,970
Amortization	300,782
Balance to be amortized	134,188	168,450
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	274,489
Amortization	191,199
Balance to be amortized	83,290	63,080
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Cost	159,675
Amortization	37,614
Balance to be amortized	122,061	125,663
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,956
Amortization	18,950
Balance to be amortized	63,006	78,719
Others
Disclosure of detailed information about borrowings [line items]
Cost	84,495
Amortization	54,718
Balance to be amortized	R$ 29,777	R$ 32,576